W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

July 7, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A (“PEA No. 68”). The purpose of PEA No. 68 is to register the Nuveen Growth Opportunities ETF as a new series of the Trust.

If you have any questions, please do not hesitate to contact me at (202) 373-6799.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001